Label	Element	Value
Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Small-Cap Value Portfolio – At a meeting held on March 27, 2024, the Board of Trustees of Pacific Select Fund (the “Trust”), including a majority of the Independent Trustees, approved American Century Investment Management, Inc. (“American Century”), through its division Avantis Investors, to serve as sub-adviser to the Small-Cap Value Portfolio effective May 1, 2024, replacing AllianceBernstein L.P. The Board also approved a management fee waiver for the Small-Cap Value Portfolio effective with the approval of American Century.

In connection with this sub-adviser change, certain principal investment strategies of the Small-Cap Value Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Small-Cap Value Portfolio may be sold and new investments purchased in accordance with recommendations by American Century. Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Value Portfolio, may begin this transitioning prior to May 1, 2024 utilizing the principal investment strategies described below.

As a result of this change, effective May 1, 2024, all references to AllianceBernstein L.P. will be deleted.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Value Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Small-Cap Value Portfolio – Effective May 1, 2024, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2024
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Effective May 1, 2024, in the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective May 1, 2024, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers the following to be small-capitalization companies: (i) companies smaller than the largest 1,000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the Russell 2000 Value Index, which measures the performance of the small-capitalization value segment of the U.S. equity universe. As of December 31, 2023, the market capitalization range of the Russell 2000 Value Index was approximately $22.3 million to $10.0 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $3.2 billion.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Financial sector.

The Fund normally invests primarily in the common stock of companies located in the United States. To determine whether a company is a U.S. company, the sub-adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Russell 2000 Value Index.

In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions. In selecting investments for the Fund, the sub-adviser seeks securities of small-capitalization companies with higher profitability and value characteristics. The sub-adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The sub-adviser defines “value characteristics” of an issuer mainly using adjusted book/price ratios (though other price to fundamental ratios may be considered).

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective May 1, 2024, in the Performance subsection, the second paragraph will be deleted in its entirety and replaced with the following:

American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Small-Cap Value Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,186
Small-Cap Value Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 950

[1]	The investment adviser has agreed to waive 0.17% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.